Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current liabilities [abstract]
Advances received from customers	₨ 14,312.5	$ 219.6	₨ 17,111.5
Statutory dues	31,768.6	487.4	26,589.3
Deferred revenue	23,249.9	356.8	14,173.3
Others	2,719.7	41.7	2,731.1
Total	₨ 72,050.7	$ 1,105.5	₨ 60,605.2